Income Taxes - Additional Information (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Income Taxes [Line Items]
Deferred tax assets, valuation allowance	$ 101,380,008	$ 83,934,321
Realized and unrealized capital losses carry forwards	1,807,774	2,060,000
Federal
Income Taxes [Line Items]
Tax losses carried forward	131,012,000	101,174,000
States
Income Taxes [Line Items]
Tax losses carried forward	$ 127,024,000	$ 96,884,000